STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows Complementary Information
Income tax	$ (121)	$ 318	$ 124
Accrued interest	106	283	185
Depreciations and amortizations	342	267	212
Share of profit from associates and joint ventures	(146)	2	(105)
Profit from sale/adquisition of companies´ interest	(34)	(9)
Results for property, plant and equipment sale and derecognition	(11)	1	(2)
Result for intangible assets sale			(2)
Impairment of property, plant and equipment, intangible assets and inventories	34	39	38
Impairment of financial assets	56		4
Result from present value measurement	7	10	14
Changes in the fair value of financial instruments	(213)	(392)	(94)
Exchange differences, net		(190)	(85)
Result from repurchase and exchange of CB	10	(1)	8
Readjustment of investment plan			9
Costs of concessions agreements completion	6	5
Contractual indemnity		(7)
Contractual penalty		7
Compensation for arbitration award			(37)
Provision for contingecies, net	6	8	4
Provision for environmental remediation	3	4
Fair value of consortiums' previous interest		(7)
Impairment of other receivables		5
Ecuador's transactional agreement		5
Expenses recovery		(8)
Accrual of defined benefit plans	27	26	14
Compensation agreements	61	37	19
Derecognition of unproductive wells	20	7
Other	(1)	(4)	(4)
Adjustments to reconcile net profit to cash flows from operating activities	$ 152	$ 406	$ 302